Fair value measurement - Credit risk (Details) - Past due date but not impaired - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Credit risk
Loans and receivables	$ 7	$ 8
Within one year
Credit risk
Loans and receivables	$ 2	$ 1